Derivative Financial Instruments - Hedging Programs (Details) $ in Millions		12 Months Ended
	May 15, 2019 USD ($)	Dec. 31, 2019 USD ($) instrument	Dec. 31, 2018 USD ($)
Instruments in net investment hedges
Derivative Financial Instruments
Notional amount		$ 7,900	$ 6,400
Average remaining maturity		1 month 6 days	2 months 12 days
Interest rate swaps
Derivative Financial Instruments
Notional amount		$ 2,975	$ 7,563
Interest rate swaps | Derivative instruments in fair value hedges
Derivative Financial Instruments
Notional amount		$ 3,000	$ 7,600
Average remaining maturity		2 years 2 months 12 days	3 years 6 months
Interest rate swaps | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Notional amount		$ 0	$ 0
Foreign exchange contracts | Not designated as hedging instruments - economic hedges
Derivative Financial Instruments
Notional amount		$ 7,100	5,200
Foreign exchange contracts | Not designated as hedging instruments - economic hedges | Maximum
Derivative Financial Instruments
Term of contract		1 year
Foreign exchange forward contracts | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Maximum length of time hedged		4 years
Notional amount		$ 9,700	$ 9,800
Average remaining maturity		9 months 18 days	9 months 18 days
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges		$ 145	$ 342
Gains (losses) expected to be reclassified to net income within the next 12 months		$ 72
Cross-currency swaps | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Maximum length of time hedged		12 years
Notional amount		$ 8,200	6,500
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges		(185)	75
Gains (losses) expected to be reclassified to net income within the next 12 months		$ 166
Forward-starting interest rate swaps | Derivative instruments in cash flow hedges
Derivative Financial Instruments
Maximum length of time hedged	30 years
Amount of terminated derivative	$ 5,500
Number of derivative instruments outstanding | instrument		0
Net gains (losses) before taxes in other comprehensive income/(loss), cash flow hedges		$ (192)	(35)
Gains (losses) expected to be reclassified to net income within the next 12 months		(18)
Equity contracts hedging employee compensation obligations | Not designated as hedging instruments - economic hedges
Derivative Financial Instruments
Notional amount		$ 1,300	$ 1,200
Long-term Debt Instrument
Derivative Financial Instruments
Aggregate amount of debt issued	$ 20,000